Other financial assets and liabilities - Liabilities related to the concession grant (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other Provision, beginning	$ 2,970
Addition	82
Present value adjustment	346
Disbursements	(114)
Other Provision, Ending	3,284
Current liabilities	611	$ 416
Non-current liabilities	2,673	2,554
Liabilities	3,284	2,970
Payment Obligation [Member]
IfrsStatementLineItems [Line Items]
Other Provision, beginning	954
Addition	5
Present value adjustment	131
Disbursements	(27)
Other Provision, Ending	1,063
Liabilities	$ 1,063	$ 954
Discount rate	11.04%	11.04%
Infrastructure Investment [Member]
IfrsStatementLineItems [Line Items]
Other Provision, beginning	$ 2,016
Addition	77
Present value adjustment	215
Disbursements	(87)
Other Provision, Ending	2,221
Liabilities	$ 2,221	$ 2,016
Infrastructure Investment [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	5.10%	6.08%
Infrastructure Investment [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	5.57%	6.23%